Acquisition of Quantum (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of fair value of consideration transferred and estimated fair values of the assets acquired
Deferred consideration	$229
Contingent consideration	1,421
Share consideration-606,060 shares of XL Common Stock	109
Total consideration	$1,759

Software	$256
Equipment and hardware	151
Intangible asset – developed technology	863
Goodwill	489
Fair values of assets acquired	$1,759